INTANGIBLE ASSETS - Narrative (Details) $ in Billions	12 Months Ended
Dec. 31, 2022 USD ($)
Proprietary technology | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	10 years
Proprietary technology | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	20 years
Proprietary technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	20 years
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	6 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	30 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	30 years
Computer software and proprietary technology
Disclosure of detailed information about intangible assets [line items]
Indefinite life intangible assets	$ 2.4
Computer software and proprietary technology | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	11 years
Computer software and proprietary technology | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	40 years